UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2010

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
January 31, 2010

American Century Investments®

Legacy Focused Large Cap Fund

Legacy Large Cap Fund

Legacy Multi Cap Fund

Table of Contents

President’s Letter	2
Independent Chairman’s Letter	3
Market Perspective	4
Market Index Total Returns	4

Legacy Focused Large Cap

Performance	5
Portfolio Commentary	7
Top Ten Holdings	9
Top Five Industries	9
Types of Investments in Portfolio	9

Legacy Large Cap

Performance	10
Portfolio Commentary	12
Top Ten Holdings	14
Top Five Industries	14
Types of Investments in Portfolio	14

Legacy Multi Cap

Performance	15
Portfolio Commentary	17
Top Ten Holdings	19
Top Five Industries	19
Types of Investments in Portfolio	19

Shareholder Fee Examples	20

Financial Statements

Schedule of Investments	23
Statement of Assets and Liabilities	28
Statement of Operations	29
Statement of Changes in Net Assets	30
Notes to Financial Statements	32
Financial Highlights	39

Other Information

Additional Information	51
Index Definitions	52

The opinions expressed in the Market Perspective and each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for taking time to review the following pages, which provide investment performance and portfolio information for the financial reporting period ended January 31, 2010, along with the perspective and commentary of our experienced portfolio management team. We appreciate your trust in American Century Investments at this volatile, transitional time in the economy and investment markets.

As the upheavals associated with the “Great Recession” gradually subside, our senior management team has put considerable thought into how the investment environment has changed and what challenges and opportunities await us. Critical factors that we are anticipating in 2010 include marked shifts in investment and spending behavior compared with the past decade, along with consolidation in our industry.

Most importantly, we think the U.S. economic recovery will be slow and extended. The economy and capital markets have come a long way since Lehman Brothers collapsed in the third quarter of 2008, but 2010 will likely bring continuing challenges. The U.S. stock market’s rebound since last March and the second-half economic surge in 2009 were fueled largely by corporate cost-cutting and unprecedented monetary and fiscal stimulus, including some key programs that have since expired or been scaled back.

Meanwhile, the resilient but struggling consumer sector still faces high unemployment, heavy debt burdens, tight credit conditions, and a housing market that is starting to stabilize, but remains vulnerable. Much of our investment positioning in 2009 cautiously reflected these still unstable economic fundamentals, leading to underperformance, in some cases, versus market benchmarks buoyed by the rally of riskier assets. We still support our fundamentally based positioning because we believe strongly that some markets—driven more by technical factors than fundamentals—have advanced further than underlying economic conditions warrant, and remain susceptible to the possibility of more volatility ahead.

Thank you for your continued confidence in us.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

In my first letter to shareholders of the American Century Investments funds, I invited you to contact me with your questions. I have been gratified with your response. Most shareholder inquiries to date have related to specific fund performance issues. As I noted in my individual responses, your board through the Fund Performance Committee continues to stress improved performance in our quarterly meetings with chief investment officers and fund managers.

An important part of our fund performance review process is a face-to-face meeting with portfolio managers. The board traveled to the American Century Investments office in Mountain View, California to meet with the fund of funds and asset allocation portfolio management teams. These meetings validated the importance of thorough reviews of investment opportunities by the credit management personnel resident in that office. As a result of their efforts, American Century Investments funds were able to avoid the “toxic assets” that plagued many other fund families in 2008.

From April through June 2009, the board conducted its annual review of the advisory contracts between American Century Investments and each fund. Our efforts involved a review of fund information, including assets under management; total expense ratio compared to peers; economies of scale; fee breakpoints that reduce shareholder costs as assets increase; performance compared to peers and benchmarks; and the quality of services provided to fund shareholders. A detailed discussion of board considerations in connection with advisory contract renewal is included annually in each fund’s shareholder reports. During this review, the board focuses on a detailed comparison of the competitive position of each fund and has negotiated more than 60 breakpoints or fee reductions in the past five years.

The board looks forward to another year of work on your behalf and your comments are appreciated. You are invited to email me at dhpratt@fundboardchair.com.

Market Perspective

By David Hollond, Chief Investment Officer, U.S. Growth Equity — Mid & Small Cap

Stocks Gain amid Increasing Optimism

The U.S. stock market advanced for the six-month period ended January 31, 2010, extending a rebound that had begun in the previous reporting period. Underlying this market strength were signs of a stabilizing economy and a shift in sentiment about the potential for economic recovery.

Signs of Recovery

Evidence of modest economic improvement emerged throughout the period. Although the unemployment rate remained high, peaking at a 26-year high of 10.1% in October, other areas of the economy provided cause for optimism. Manufacturing levels and housing activity climbed, along with a rise in consumer spending. As a result, the U.S. economy generated positive growth for the third quarter, marking its first positive quarterly growth rate in more than a year. Fourth quarter GDP levels also revealed economic expansion. Corporate earnings levels rose, although the increase was driven mostly by cost cutting rather than rising revenues.

The apparent improvement in economic and corporate health helped investors to gain conviction that economic recovery in the U.S. and abroad might be sustainable. Throughout the six-month period, markets continued the rally that had begun in the first quarter of 2009. Despite a pullback in the final days of January, broad stock indices returned about 10% for the six-month period. As the table below shows, mid-cap shares outperformed large-capitalization and small-capitalization stocks for the period. Value-oriented stocks outpaced their growth counterparts across all market capitalizations.

Challenges Remain

Despite the market gains during the past six months, the economic climate remains somewhat tenuous. Much of the economic improvement has occurred as a result of massive fiscal and monetary government intervention, and it remains unclear whether recovery will remain on track once these programs begin to unwind. From a longer-term perspective, the government’s monetary and fiscal stimulus create the potential for higher inflation and a weaker U.S. dollar, challenges that will need to be addressed.

Market Index Total Returns
For the six months ended January 31, 2010*
U.S. Stocks
Russell 1000 Index (Large-Cap)	10.27%
Russell Midcap Index	13.45%
Russell 2000 Index (Small-Cap)	8.86%
Foreign Stocks
MSCI EAFE (Europe, Australasia, Far East) Index	6.93%
MSCI EM (Emerging Markets) Index	11.40%
*Total returns for periods less than one year are not annualized.

Performance

Legacy Focused Large Cap

Total Returns as of January 31, 2010
				Average
				Annual
				Returns
	Ticker			Since	Inception
	Symbol	6 months(1)	1 year	Inception	Date
Investor Class	ACFOX	9.06%	22.47%	-1.32%	5/31/06
S&P 500 Index(2)	—	9.87%	33.14%	-2.40%	—
Russell 1000 Growth Index(2)	—	9.85%	37.85%	-0.26%	—
Institutional Class	ACFSX	9.13%	22.66%	-1.12%	5/31/06
Advisor Class	ACFDX	8.82%	22.09%	-1.58%	5/31/06
R Class	ACFCX	8.74%	21.74%	-1.83%	5/31/06
(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. — A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund is considered nondiversified, which may subject the fund to risk because a price change in any one security may have a greater impact than would be the case if the fund were diversified. The fund’s investment process may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Legacy Focused Large Cap

One-Year Returns Over Life of Class
Periods ended January 31
	2007*	2008	2009	2010
Investor Class	10.82%	22.99%	-42.95%	22.47%
S&P 500 Index	14.60%	-2.31%	-38.63%	33.14%
Russell 1000 Growth Index	12.48%	0.51%	-36.44%	37.85%
*From 5/31/06, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	Advisor Class	R Class
1.11%	0.91%	1.36%	1.61%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund is considered nondiversified, which may subject the fund to risk because a price change in any one security may have a greater impact than would be the case if the fund were diversified. The fund’s investment process may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Portfolio Commentary

Legacy Focused Large Cap

Portfolio Managers: John T. Small Jr. and Stephen Pool

Performance Summary

Legacy Focused Large Cap returned 9.06%* for the six months ended January 31, 2010, slightly lagging the 9.87% return of the portfolio’s benchmark, the S&P 500 Index. The Russell 1000 Growth Index returned 9.85%.

As discussed in the Market Perspective on page 4, U.S. stock indices gained during the reporting period amid signs of stabilizing economic conditions and improving investor sentiment. Amid the shifting economic and market conditions, Legacy Focused Large Cap’s management team remained focused on the fundamental business prospects of its portfolio investments.

Although Legacy Focused Large Cap delivered solid positive returns for the reporting period, its performance modestly trailed that of its benchmark. The relative underperformance was attributable largely to holdings in the consumer discretionary, health care, energy, and industrials sectors. Holdings in the consumer staples and materials sectors partially offset those relative losses.

Consumer Discretionary, Health Care Led Underperformance

Even though Legacy Focused Large Cap derived absolute gains from the consumer discretionary sector, the portfolio suffered from poor stock selections in several industries. The portfolio’s one holding in the media industry group, Viacom, logged solid returns for the reporting period but declined while it was held in the portfolio. Similarly, Internet retailer Amazon.com, Inc. gained ground for the entire six-month period, but posted negative returns for the time it was a portfolio holding.

Elsewhere in the consumer discretionary sector, Legacy Focused Large Cap held a position in the specialty retail group. TJX Cos., an off-price retailer, fared better in the weak economic environment than did full-price retailers, and investors viewed them as defensive position. As market conditions improved, however, these types of securities were largely sidelined in favor of more aggressive stocks.

The health care sector was a source of underperformance for Legacy Focused Large Cap. Health insurer WellPoint, Inc. lost ground amid declines in enrollments and investor concern about the outcome of health care reform legislation. Elsewhere in the health care sector, pharmaceutical company holdings weighed on performance.

Energy, Industrials Lagged

Holdings in the energy sector dragged down portfolio performance relative to the benchmark. In particular, a stake in oil and gas drilling contractor Diamond Offshore Drilling proved detrimental due to poor timing. The company’s share price gained ground for the period, but fell during the time it was held in the portfolio.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

Legacy Focused Large Cap

The industrials sector was another key source of underperformance relative to Legacy Focused Large Cap’s benchmark. An overweight allocation to the construction and engineering industry reflected a focus on Fluor Corp. Although the company is a likely beneficiary of infrastructure buildout initiatives under the Obama administration, its stock price has been hindered by uncertainty about the timing and magnitude of demand for its services.

Consumer Staples, Materials Helped

The consumer staples sector was the largest contributing sector to performance relative to the benchmark. Stock selection in the beverages group, in particular, helped absolute and relative returns. The portfolio’s strongest individual contributor to relative gains was Brazil-based Companhia de Bebidas das Americas (Ambev), the world’s fourth largest beverage company. The company, which distributes Pepsi in Latin America, saw solid revenue growth as it benefited from growing Latin American economies. Elsewhere in the sector, holdings in the tobacco industry group added meaningfully to returns.

The materials sector struggled early in the reporting period due to the uneven economic conditions, but generally gained ground as expectations of economic recovery began to emerge. Economically sensitive companies, including metals and mining company Freeport-McMoRan Copper & Gold, benefited from continued reports of global economic improvement and positive earnings reports.

Some Financials Holdings Hurt

The portfolio’s overweight in the financials sector reflected stakes in several foreign commercial banks, including Spanish banking group Banco Bilbao Vizcaya Argentaria. Companies in this group suffered from weak earnings levels amid provisions for bad loans and write-downs on assets.

Outlook

We are cautiously optimistic in our market outlook. Although markets performed well in the past six months, we continue to look for more meaningful improvements in economic conditions. Regardless of conditions, Legacy Focused Large Cap employs financial acceleration and price momentum screens to identify investment opportunities in any given economic environment. As always, it will employ a quantitative model to exploit large-cap investment opportunities across the growth and value spectrums.

Legacy Focused Large Cap

Top Ten Holdings as of January 31, 2010
	% of net assets	% of net assets
	as of 1/31/10	as of 7/31/09
Apple, Inc.	4.1%	3.9%
American Express Co.	3.9%	2.7%
Medco Health Solutions, Inc.	3.9%	—
Reynolds American, Inc.	3.8%	—
Coach, Inc.	3.8%	3.0%
Honeywell International, Inc.	3.8%	—
Amazon.com, Inc.	3.8%	3.9%
3M Co.	3.7%	3.4%
MasterCard, Inc., Class A	3.6%	—
Novartis AG ADR	3.6%	—

Top Five Industries as of January 31, 2010
	% of net assets	% of net assets
	as of 1/31/10	as of 7/31/09
Pharmaceuticals	16.5%	—
Aerospace & Defense	10.3%	—
IT Services	10.2%	3.4%
Tobacco	7.2%	—
Energy Equipment & Services	6.6%	2.6%

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 1/31/10	as of 7/31/09
Domestic Common Stocks	83.1%	63.2%
Foreign Common Stocks*	13.4%	36.0%
Total Common Stocks	96.5%	99.2%
Temporary Cash Investments	0.6%	—
Other Assets and Liabilities	2.9%	0.8%
* Includes depositary shares, dual listed securities and foreign ordinary shares.

Performance

Legacy Large Cap

Total Returns as of January 31, 2010
				Average
				Annual
				Returns
	Ticker			Since	Inception
	Symbol	6 months(1)	1 year	Inception	Date
Investor Class	ACGOX	5.79%	20.95%	-1.87%	5/31/06
S&P 500 Index(2)	—	9.87%	33.14%	-2.40%	—
Russell 1000 Growth Index(2)	—	9.85%	37.85%	-0.26%	—
Institutional Class	ACGHX	5.99%	21.13%	-1.67%	5/31/06
Advisor Class	ACGDX	5.67%	20.56%	-2.13%	5/31/06
R Class	ACGEX	5.55%	20.31%	-2.36%	5/31/06
(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. — A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Legacy Large Cap

One-Year Returns Over Life of Class
Periods ended January 31
	2007*	2008	2009	2010
Investor Class	11.26%	12.80%	-38.53%	20.95%
S&P 500 Index	14.60%	-2.31%	-38.63%	33.14%
Russell 1000 Growth Index	12.48%	0.51%	-36.44%	37.85%
*From 5/31/06, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	Advisor Class	R Class
1.10%	0.90%	1.35%	1.60%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Portfolio Commentary

Legacy Large Cap

Portfolio Managers: John T. Small Jr. and Stephen Pool

Performance Summary

Legacy Large Cap returned 5.79%* for the six months ended January 31, 2010, underperforming the 9.87% return of the portfolio’s benchmark, the S&P 500 Index and the 9.85% return of the Russell 1000 Growth Index.

As discussed in the Market Perspective on page 4, U.S. stock indices gained during the reporting period amid signs of stabilizing economic conditions and improving investor sentiment. Amid the shifting economic and market conditions, Legacy Large Cap’s management team remained focused on the fundamental business prospects of its portfolio investments.

Although Legacy Large Cap delivered positive returns for the reporting period, its performance trailed that of its benchmark. The relative under-performance was attributable largely to holdings in the information technology, industrials, and consumer discretionary sectors. Holdings in the materials and financials sectors partially offset those relative losses.

Information Technology Led Underperformance, But Some Holdings Helped

The information technology sector was by far the largest source of relative underperformance for Legacy Large Cap, although the portfolio derived positive absolute results from the sector. Within the sector, holdings in the semiconductor industry group weighed on absolute and relative returns. The portfolio’s overweight stake in Taiwan-based Taiwan Semiconductor Manufacturing Co. Ltd., the world’s largest contract chipmaker, hurt performance. The company, which is not a member of the benchmark, experienced a modest share price decline.

Select holdings in the communications equipment and software industry groups also curbed returns. Research In Motion, which is not a benchmark constituent, experienced a decline in its share price amid concerns that the maker of the Blackberry hand-held device might not be able to maintain momentum in the face of a fragile economic environment and increased competition. Software company Microsoft further hindered portfolio performance. The company experienced solid gains for the six-month period, but declined while it was held in the portfolio.

Elsewhere in the sector, Legacy Large Cap was rewarded for a substantial overweight stake in MasterCard. The company, which is classified as an IT services company, reported earnings that reflected stabilizing transaction and volume trends.

Industrials, Consumer Discretionary Hindered Returns

The industrials sector was another key source of underperformance relative to Legacy Large Cap’s benchmark. An overweight allocation to the construction and engineering industry reflected a focus on Fluor Corp. Although the

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

Legacy Large Cap

company is a likely beneficiary of infrastructure buildout initiatives under the Obama administration, its stock price has been hindered by uncertainty about the timing and magnitude of demand for its services.

In the consumer discretionary sector, Legacy Large Cap suffered from poor timing with Internet retailer Amazon.com, Inc. Although the portfolio held a beneficial overweight in Amazon, the bulk of the company’s share price gains for the reporting period occurred when it was not held in the portfolio. Stock selection in the hotels, restaurants, and leisure industry group also weighed on performance.

Materials, Some Financials Contributed

The materials sector struggled early in the reporting period due to the uneven economic conditions, but generally gained ground as expectations of economic recovery began to emerge. Economically sensitive companies, including India-based metals and mining company Sterlite Industries Ltd. benefited from continued reports of global economic improvement and positive earnings reports.

Within the financials sector, the portfolio derived absolute and relative gains from several holdings in the capital markets group. The commercial bank group, however, was a source of underperformance. The portfolio’s overweight in the industry reflected stakes in several foreign commercial banks, including Spanish banking group Banco Bilbao Vizcaya Argentaria. Companies in this group suffered from weak earnings levels amid provisions for bad loans and write-downs on assets.

Select Consumer Staples Holdings Helped

Within the consumer staples sector, stock selection in the beverages group helped absolute and relative returns. The portfolio’s strongest individual contributor to relative gains was Brazil-based Companhia de Bebidas das Americas (Ambev), the world’s fourth largest beverage company. The company, which distributes Pepsi in Latin America, saw solid revenue growth as it benefited from growing Latin American economies.

Outlook

We are cautiously optimistic in our market outlook. Although markets have performed well in the past six months, we continue to look for more meaningful improvements in economic conditions. Regardless of conditions, Legacy Large Cap employs financial acceleration and price momentum screens to identify investment opportunities in any given economic environment. As always, it will employ a quantitative model to exploit large-cap investment opportunities across the growth and value spectrums.

Legacy Large Cap

Top Ten Holdings as of January 31, 2010
	% of net assets	% of net assets
	as of 1/31/10	as of 7/31/09
Apple, Inc.	3.7%	3.0%
MasterCard, Inc., Class A	3.4%	2.6%
Freeport-McMoRan Copper & Gold, Inc.	3.1%	2.7%
International Business Machines Corp.	2.8%	2.8%
Cognizant Technology Solutions Corp., Class A	2.6%	—
Hewlett-Packard Co.	2.5%	2.3%
Medco Health Solutions, Inc.	2.5%	2.2%
Reynolds American, Inc.	2.4%	—
Merck & Co., Inc.	2.4%	2.0%
TJX Cos., Inc. (The)	2.3%	2.3%

Top Five Industries as of January 31, 2010
	% of net assets	% of net assets
	as of 1/31/10	as of 7/31/09
Pharmaceuticals	11.0%	8.2%
IT Services	11.0%	5.4%
Media	6.3%	1.9%
Computers & Peripherals	6.2%	5.4%
Metals & Mining	5.4%	4.6%

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 1/31/10	as of 7/31/09
Domestic Common Stocks	81.3%	61.9%
Foreign Common Stocks*	16.5%	35.5%
Total Common Stocks	97.8%	97.4%
Temporary Cash Investments	0.4%	2.5%
Other Assets and Liabilities	1.8%	0.1%
* Includes depositary shares, dual listed securities and foreign ordinary shares.

Performance

Legacy Multi Cap

Total Returns as of January 31, 2010
				Average
				Annual
				Returns
	TIcker			Since	Inception
	Symbol	6 months(1)	1 year	Inception	Date
Investor Class	ACMNX	6.72%	19.28%	-4.48%	5/31/06
Russell 3000 Index(2)	—	10.16%	35.05%	-2.37%	—
Russell 3000 Growth Index(2)	—	9.64%	37.94%	-0.46%	—
Institutional Class	ACMHX	6.78%	19.44%	-4.30%	5/31/06
Advisor Class	ACMFX	6.64%	18.95%	-4.73%	5/31/06
R Class	ACMEX	6.55%	18.61%	-4.99%	5/31/06
(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. — A Reuters Company. © 2010 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Legacy Multi Cap

One-Year Returns Over Life of Class
Periods ended January 31
	2007*	2008	2009	2010
Investor Class	11.69%	9.03%	-41.82%	19.28%
Russell 3000 Index	14.43%	-3.08%	-38.86%	35.05%
Russell 3000 Growth Index	12.17%	0.07%	-36.51%	37.94%
*From 5/31/06, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	Advisor Class	R Class
1.15%	0.95%	1.40%	1.65%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Portfolio Commentary

Legacy Multi Cap

Portfolio Managers: John T. Small Jr. and Stephen Pool

Performance Summary

Legacy Multi Cap returned 6.72%* for the six months ended January 31, 2010, lagging its benchmark, the Russell 3000 Index, which returned 10.16%.

As discussed in the Market Perspective on page 4, U.S. stock indices gained during the reporting period amid signs of stabilizing economic conditions and improving investor sentiment. Amid the shifting economic and market conditions, Legacy Multi Cap’s management team remained focused on the fundamental business prospects of its portfolio investments.

Although Legacy Multi Cap delivered positive results for the reporting period, its performance trailed that of its benchmark. Holdings in the consumer discretionary, industrials, and energy sectors accounted for the bulk of Legacy Multi Cap’s underperformance relative to its benchmark. An underweight allocation to the financials sector, as well as effective stock selection in the health care sector, partially offset those relative losses.

Consumer Discretionary, Industrials Detracted

An overweight allocation to the consumer discretionary sector reflected an ongoing focus on private education companies. Although these companies as a group had benefited from expanding student enrollments in previous reporting periods as a result of corporate layoffs and fewer job opportunities, they generally underperformed as investors were seemingly willing to move toward more aggressive holdings late in the reporting period. The portfolio’s overweight stake in Strayer Education, Inc., in particular, detracted from relative returns.

Elsewhere in the consumer discretionary sector, the portfolio held a position in Lithia Motors, which is not a member of the benchmark. The retailer of new and used vehicles, replacement parts, and repair service had performed well in the recessionary environment, as car owners sought to extend the lives of their automobiles or to purchase used vehicles. During the reporting period, though, the company’s share price slid 35%.

Select holdings in the textiles, apparel, and luxury goods industry hurt performance. Children’s clothing maker Carter’s, Inc., which had held up well in the weak economic environment due to its defensive nature, saw its share price decline as investors sought riskier investment choices.

Industrials, Energy Lagged

Within the industrials sector, Legacy Multi Cap held a detrimental overweight position in aerospace and defense company Cubic Corp. The producer of electronics used in defense systems and for collecting fares on mass transit delivered lower-than-expected revenues amid rising costs.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

Legacy Multi Cap

Holdings in the energy sector also weighed on relative performance. Two non-benchmark positions—Geokinetics, Inc. and Cal Dive International, Inc.—were significant detractors from returns. Geokinetics, which provides seismic data to the oil and natural gas industry, and Cal Dive, which provides services to offshore oil and natural gas companies, both suffered from sluggish demand.

Some Materials Holdings Helped

The materials sector struggled early in the reporting period due to the uneven economic conditions. Within the sector, the paper and forest products industry was home to underperformance relative to benchmark returns. Some holdings, though, gained ground as expectations of economic recovery began to emerge. Economically sensitive companies, including metals and mining company Walter Energy, benefited from continued reports of global economic improvement and positive earnings reports.

Financials, Health Care Contributed

Legacy Multi Cap benefited from an overweight position in the insurance industry. Notably, an overweight stake in financial insurer Assured Guaranty contributed meaningfully to absolute and relative performance as its share price climbed 63%. Stock selection in the capital markets industry group also added to relative performance.

Health care company Hi-Tech Pharmacal Co., Inc. contributed significantly to absolute and relative returns as the generic drug provider stood to benefit from proposed health care legislation. Not a member of the benchmark, Hi-Tech Pharmacal experienced a 38% share price gain in the reporting period. Elsewhere in the health care sector, a handful of health care providers helped absolute and relative returns.

Outlook

We are cautiously optimistic in our market outlook. Markets performed well during the reporting period, but we continue to look for more meaningful improvements in economic conditions. Regardless of economic and market conditions, Legacy Multi Cap employs financial acceleration and price momentum characteristics to identify investment opportunities in any given economic environment. As always, it will employ a quantitative model to exploit investment opportunities across the growth and value spectrum.

Legacy Multi Cap

Top Ten Holdings as of January 31, 2010
	% of net assets	% of net assets
	as of 1/31/10	as of 7/31/09
MicroStrategy, Inc., Class A	2.4%	1.4%
Hi-Tech Pharmacal Co., Inc.	1.9%	—
Kirkland’s, Inc.	1.9%	1.5%
Seagate Technology	1.8%	1.2%
AmerisourceBergen Corp.	1.8%	1.1%
World Acceptance Corp.	1.7%	—
Jarden Corp.	1.6%	1.2%
iGate Corp.	1.6%	1.0%
Sanmina-SCI Corp.	1.5%	—
CIGNA Corp.	1.5%	1.2%

Top Five Industries as of January 31, 2010
	% of net assets	% of net assets
	as of 1/31/10	as of 07/31/09
Specialty Retail	10.2%	3.9%
Chemicals	8.0%	1.2%
Electronic Equipment, Instruments & Components	7.8%	3.4%
Health Care Providers & Services	7.0%	7.3%
Oil, Gas & Consumable Fuels	5.0%	1.8%

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 1/31/10	as of 7/31/09
Domestic Common Stocks	86.2%	78.2%
Foreign Common Stocks*	10.5%	20.4%
Total Common Stocks	96.7%	98.6%
Temporary Cash Investments	0.1%	0.7%
Other Assets and Liabilities	3.2%	0.7%
* Includes depositary shares, dual listed securities and foreign ordinary shares.

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	8/1/09	1/31/10	8/1/09 – 1/31/10	Expense Ratio*
Legacy Focused Large Cap
Actual
Investor Class	$1,000	$1,090.60	$5.80	1.10%
Institutional Class	$1,000	$1,091.30	$4.74	0.90%
Advisor Class	$1,000	$1,088.20	$7.11	1.35%
R Class	$1,000	$1,087.40	$8.42	1.60%
Hypothetical
Investor Class	$1,000	$1,019.66	$5.60	1.10%
Institutional Class	$1,000	$1,020.67	$4.58	0.90%
Advisor Class	$1,000	$1,018.40	$6.87	1.35%
R Class	$1,000	$1,017.14	$8.13	1.60%
Legacy Large Cap
Actual
Investor Class	$1,000	$1,057.90	$5.71	1.10%
Institutional Class	$1,000	$1,059.90	$4.67	0.90%
Advisor Class	$1,000	$1,056.70	$7.00	1.35%
R Class	$1,000	$1,055.50	$8.29	1.60%
Hypothetical
Investor Class	$1,000	$1,019.66	$5.60	1.10%
Institutional Class	$1,000	$1,020.67	$4.58	0.90%
Advisor Class	$1,000	$1,018.40	$6.87	1.35%
R Class	$1,000	$1,017.14	$8.13	1.60%
* Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	8/1/09	1/31/10	8/1/09 – 1/31/10	Expense Ratio*
Legacy Multi Cap
Actual
Investor Class	$1,000	$1,067.20	$5.99	1.15%
Institutional Class	$1,000	$1,067.80	$4.95	0.95%
Advisor Class	$1,000	$1,066.40	$7.29	1.40%
R Class	$1,000	$1,065.50	$8.59	1.65%
Hypothetical
Investor Class	$1,000	$1,019.41	$5.85	1.15%
Institutional Class	$1,000	$1,020.42	$4.84	0.95%
Advisor Class	$1,000	$1,018.15	$7.12	1.40%
R Class	$1,000	$1,016.89	$8.39	1.65%
* Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

Legacy Focused Large Cap

JANUARY 31, 2010 (UNAUDITED)
Shares		Value		Shares	Value
Common Stocks — 96.5%			SEMICONDUCTORS &
			SEMICONDUCTOR EQUIPMENT — 3.1%
AEROSPACE & DEFENSE — 10.3%			Texas Instruments, Inc.	17,219	$ 387,428
General Dynamics Corp.	5,801	$ 387,797	SPECIALTY RETAIL — 2.3%
Honeywell International, Inc.	12,036	465,071	TJX Cos., Inc. (The)	7,337	278,879
Raytheon Co.	7,966	417,657	TEXTILES, APPAREL & LUXURY GOODS — 3.8%
		1,270,525	Coach, Inc.	13,346	465,509
CAPITAL MARKETS — 3.5%			TOBACCO — 7.2%
Franklin Resources, Inc.	4,303	426,126	Lorillard, Inc.	5,518	417,713
COMMERCIAL BANKS — 3.0%			Reynolds American, Inc.	8,892	473,054
Banco Santander SA ADR	25,897	364,630			890,767
COMPUTERS & PERIPHERALS — 4.1%			TOTAL COMMON STOCKS
Apple, Inc.(1)	2,595	498,551	(Cost $10,759,346)		11,860,211
CONSUMER FINANCE — 3.9%			Temporary Cash Investments — 0.6%
American Express Co.	12,893	485,550
			JPMorgan U.S. Treasury
DIVERSIFIED TELECOMMUNICATION			Plus Money Market
SERVICES — 3.5%			Fund Agency Shares
CenturyTel, Inc.	12,616	429,070	(Cost $69,154)	69,154	69,154
ENERGY EQUIPMENT & SERVICES — 6.6%			TOTAL INVESTMENT
Diamond Offshore			SECURITIES — 97.1%
Drilling, Inc.	4,276	391,382	(Cost $10,828,500)		11,929,365
Noble Corp.	10,372	418,199	OTHER ASSETS
		809,581	AND LIABILITIES — 2.9%		362,536
HEALTH CARE PROVIDERS & SERVICES — 3.9%			TOTAL NET ASSETS — 100.0%		$12,291,901
Medco Health
Solutions, Inc.(1)	7,715	474,318	Geographic Diversification
HOUSEHOLD PRODUCTS — 3.6%			(as a % of net assets)
Kimberly-Clark Corp.	7,366	437,467	United States		83.1%
INDUSTRIAL CONGLOMERATES — 3.7%			Switzerland		7.0%
3M Co.	5,722	460,564	India		3.5%
INTERNET & CATALOG RETAIL — 3.8%			Spain		2.9%
Amazon.com, Inc.(1)	3,697	463,641	Cash and Equivalents*		3.5%
IT SERVICES — 10.2%			* Includes temporary cash investments and other assets and liabilities.
International Business
Machines Corp.	3,175	388,588	Notes to Schedule of Investments
MasterCard, Inc., Class A	1,775	443,573	ADR = American Depositary Receipt
Wipro Ltd. ADR	21,692	427,115	(1) Non-income producing.
		1,259,276
MEDIA — 3.5%
Viacom, Inc., Class B(1)	14,571	424,599	See Notes to Financial Statements.
PHARMACEUTICALS — 16.5%
Abbott Laboratories	7,509	397,526
Bristol-Myers Squibb Co.	15,921	387,836
Forest Laboratories, Inc.(1)	12,827	380,192
Merck & Co., Inc.	11,196	427,463
Novartis AG ADR	8,233	440,713
		2,033,730

Legacy Large Cap

JANUARY 31, 2010 (UNAUDITED)
Shares		Value		Shares	Value
Common Stocks — 97.8%			IT SERVICES — 11.0%
AEROSPACE & DEFENSE — 4.1%			Cognizant Technology
			Solutions Corp., Class A(1)	4,842	$ 211,402
Raytheon Co.	2,834	$ 148,586	International Business
United Technologies Corp.	2,814	189,889	Machines Corp.	1,921	235,111
		338,475	MasterCard, Inc., Class A	1,131	282,637
CAPITAL MARKETS — 3.8%			Wipro Ltd. ADR	9,085	178,884
BlackRock, Inc.	707	151,171			908,034
Franklin Resources, Inc.	1,608	159,240	MEDIA — 6.3%
		310,411	Time Warner Cable, Inc.	4,014	174,970
CHEMICALS — 1.9%			Viacom, Inc., Class B(1)	5,848	170,411
PPG Industries, Inc.	2,708	158,905	Walt Disney Co. (The)	5,953	175,911
COMMERCIAL BANKS — 1.3%					521,292
Banco Santander SA ADR	7,946	111,880	METALS & MINING — 5.4%
COMMUNICATIONS EQUIPMENT — 2.0%			Freeport-McMoRan
Cisco Systems, Inc.(1)	7,487	168,233	Copper & Gold, Inc.	3,842	256,223
COMPUTERS & PERIPHERALS — 6.2%			Sterlite Industries
Apple, Inc.(1)	1,586	304,702	India Ltd. ADR	11,719	186,918
Hewlett-Packard Co.	4,397	206,967			443,141
		511,669	MULTILINE RETAIL — 3.2%
CONSUMER FINANCE — 2.8%			Kohl’s Corp.(1)	1,674	84,319
American Express Co.	3,331	125,446	Target Corp.	3,480	178,420
Capital One Financial Corp.	2,854	105,198			262,739
		230,644	PHARMACEUTICALS — 11.0%
ELECTRICAL EQUIPMENT — 2.0%			Abbott Laboratories	3,097	163,955
ABB Ltd. ADR(1)	9,219	166,219	Merck & Co., Inc.	5,160	197,009
ELECTRONIC EQUIPMENT,			Novartis AG ADR	3,556	190,353
INSTRUMENTS & COMPONENTS — 2.1%			Pfizer, Inc.	9,670	180,442
Corning, Inc.	9,410	170,133	Sanofi-Aventis SA ADR	4,886	179,854
HEALTH CARE PROVIDERS & SERVICES — 4.7%					911,613
McKesson Corp.	3,057	179,813	SEMICONDUCTORS &
Medco Health			SEMICONDUCTOR EQUIPMENT — 4.0%
Solutions, Inc.(1)	3,345	205,650	Broadcom Corp., Class A(1)	5,509	147,200
		385,463	Texas Instruments, Inc.	8,091	182,048
HOUSEHOLD PRODUCTS — 2.1%					329,248
Kimberly-Clark Corp.	2,947	175,022	SOFTWARE — 2.1%
INDUSTRIAL CONGLOMERATES — 2.2%			Microsoft Corp.	6,302	177,590
3M Co.	2,268	182,551	SPECIALTY RETAIL — 4.3%
INTERNET & CATALOG RETAIL — 2.2%			Bed Bath & Beyond, Inc.(1)	4,231	163,740
Amazon.com, Inc.(1)	1,482	185,858	TJX Cos., Inc. (The)	5,010	190,430
INTERNET SOFTWARE & SERVICES — 2.0%					354,170
Google, Inc., Class A(1)	312	165,179	TEXTILES, APPAREL & LUXURY GOODS — 2.2%
			Coach, Inc.	5,248	183,050
			TOBACCO — 4.6%
			Lorillard, Inc.	2,439	184,632
			Reynolds American, Inc.	3,754	199,713
					384,345

Legacy Large Cap

	Shares	Value	Geographic Diversification
WIRELESS TELECOMMUNICATION SERVICES — 4.3%			(as a % of net assets)
America Movil SAB de CV,			United States	81.3%
Series L ADR	4,220	$ 184,203	India	4.4%
Mobile TeleSystems			Switzerland	4.3%
OJSC ADR	3,572	170,670	Mexico	2.2%
		354,873	France	2.2%
TOTAL COMMON STOCKS
(Cost $7,155,284)		8,090,737	Russian Federation	2.0%
			Spain	1.4%
Temporary Cash Investments — 0.4%			Cash and Equivalents*	2.2%
JPMorgan U.S. Treasury
Plus Money Market			* Includes temporary cash investments and other assets and liabilities.
Fund Agency Shares			Notes to Schedule of Investments
(Cost $33,480)	33,480	33,480
TOTAL INVESTMENT			ADR = American Depositary Receipt
SECURITIES — 98.2%			OJSC = Open Joint Stock Company
(Cost $7,188,764)		8,124,217	(1) Non-income producing.
OTHER ASSETS
AND LIABILITIES — 1.8%		146,890
TOTAL NET ASSETS — 100.0%		$8,271,107
			See Notes to Financial Statements.

Legacy Multi Cap

JANUARY 31, 2010 (UNAUDITED)
	Shares	Value		Shares	Value
Common Stocks — 96.7%			ELECTRICAL EQUIPMENT — 1.0%
			ABB Ltd. ADR(1)	11,286	$ 203,487
AEROSPACE & DEFENSE — 3.4%
Honeywell International, Inc.	6,010	$ 232,227	ELECTRONIC EQUIPMENT,
			INSTRUMENTS & COMPONENTS — 7.8%
Raytheon Co.	4,147	217,427	Anixter International, Inc.(1)	4,612	192,228
United Technologies Corp.	3,511	236,922
			Arrow Electronics, Inc.(1)	8,333	218,908
		686,576
			Avnet, Inc.(1)	8,191	216,570
AUTO COMPONENTS — 1.1%
TRW Automotive			Flextronics
			International Ltd.(1)	32,291	204,725
Holdings Corp.(1)	9,717	223,783
BEVERAGES — 1.1%			Jabil Circuit, Inc.	15,540	225,019
			Sanmina-SCI Corp.(1)	23,816	314,371
Coca-Cola Enterprises, Inc.	11,369	229,540
CAPITAL MARKETS — 1.5%			Tech Data Corp.(1)	4,949	201,672
Franklin Resources, Inc.	3,053	302,339			1,573,493
CHEMICALS — 8.0%			FOOD & STAPLES RETAILING — 2.3%
Braskem SA Preference			Cia Brasileira de Distribuicao
Shares ADR(1)	16,634	231,379	Grupo Pao de Acucar
			Preference Shares ADR	3,812	254,337
Celanese Corp., Series A	7,750	225,525
			Costco Wholesale Corp.	3,689	211,859
Eastman Chemical Co.	4,446	251,332
					466,196
Lubrizol Corp.	3,759	277,001
			FOOD PRODUCTS — 1.1%
PolyOne Corp.(1)	30,276	225,556
			Unilever plc ADR	7,579	231,311
PPG Industries, Inc.	3,514	206,202	HEALTH CARE PROVIDERS & SERVICES — 7.0%
RPM International, Inc.	11,105	207,663	AmerisourceBergen Corp.	13,161	358,769
		1,624,658	CIGNA Corp.	9,266	312,913
COMMERCIAL SERVICES & SUPPLIES — 3.0%			McKesson Corp.	4,170	245,279
APAC Customer
Services, Inc.(1)	40,680	210,722	Medco Health
			Solutions, Inc.(1)	4,181	257,048
EnerNOC, Inc.(1)	6,097	189,861
			Mednax, Inc.(1)	4,460	253,596
R.R. Donnelley & Sons Co.	10,423	206,584			1,427,605
		607,167	HOUSEHOLD DURABLES — 2.7%
COMMUNICATIONS EQUIPMENT — 0.6%			Jarden Corp.	10,919	332,811
Telestone
Technologies Corp.(1)	9,542	127,672	Whirlpool Corp.	2,965	222,909
COMPUTERS & PERIPHERALS — 3.2%					555,720
Seagate Technology	22,361	374,099	HOUSEHOLD PRODUCTS — 1.1%
Western Digital Corp.(1)	7,234	274,820	Kimberly-Clark Corp.	3,698	219,624
		648,919	INSURANCE — 3.6%
CONSUMER FINANCE — 2.7%			Allied World Assurance
			Co. Holdings Ltd.	4,909	219,727
Capital One Financial Corp.	5,690	209,733	Loews Corp.	7,348	262,838
World Acceptance Corp.(1)	8,604	347,516
			Progressive Corp. (The)	14,852	246,246
		557,249			728,811
CONTAINERS & PACKAGING — 2.1%			INTERNET & CATALOG RETAIL — 2.2%
Ball Corp.	4,882	247,957	Amazon.com, Inc.(1)	1,851	232,134
Owens-Illinois, Inc.(1)	6,666	181,448
			priceline.com, Inc.(1)	1,089	212,736
		429,405			444,870

Legacy Multi Cap

	Shares	Value		Shares	Value
INTERNET SOFTWARE & SERVICES — 1.2%			TEXTILES, APPAREL & LUXURY GOODS — 3.6%
ModusLink Global			Coach, Inc.	6,578	$ 229,441
Solutions, Inc.(1)	23,063	$ 234,089	Deckers Outdoor Corp.(1)	2,331	228,834
IT SERVICES — 4.4%			Unifirst Corp.	5,329	267,729
iGate Corp.	32,033	323,533			726,004
TeleTech Holdings, Inc.(1)	13,765	262,086	TOBACCO — 2.4%
Unisys Corp.(1)	10,383	299,965	Lorillard, Inc.	3,235	244,889
		885,584	Universal Corp.	5,381	244,244
MACHINERY — 2.4%					489,133
Joy Global, Inc.	5,848	267,487	WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Oshkosh Corp.	5,823	210,036	Mobile TeleSystems
		477,523	OJSC ADR	4,467	213,433
MEDIA — 1.0%			TOTAL COMMON STOCKS
Viacom, Inc., Class B(1)	7,296	212,605	(Cost $16,988,046)		19,618,980
METALS & MINING — 1.1%			Temporary Cash Investments — 0.1%
Walter Energy, Inc.	3,531	229,233	JPMorgan U.S. Treasury
OIL, GAS & CONSUMABLE FUELS — 5.0%			Plus Money Market
BP Prudhoe Bay			Fund Agency Shares
Royalty Trust	2,827	230,429	(Cost $19,027)	19,027	19,027
BreitBurn Energy			TOTAL INVESTMENT
Partners LP	19,861	272,890	SECURITIES — 96.8%
			(Cost $17,007,073)		19,638,007
Calumet Specialty Products
Partners LP	12,558	251,285	OTHER ASSETS
			AND LIABILITIES — 3.2%		647,884
Enterprise GP Holdings LP	6,413	249,979	TOTAL NET ASSETS — 100.0%		$20,285,891
		1,004,583
PAPER & FOREST PRODUCTS — 1.0%			Geographic Diversification
Domtar Corp.(1)	4,186	203,314
			(as a % of net assets)
PHARMACEUTICALS — 4.4%
			United States		86.2%
Bristol-Myers Squibb Co.	9,931	241,919
			Brazil		2.4%
Hi-Tech Pharmacal
Co., Inc.(1)	17,624	379,621	Cayman Islands		1.8%
Merck & Co., Inc.	7,342	280,318	United Kingdom		1.1%
		901,858	Bermuda		1.1%
SEMICONDUCTORS &			Russian Federation		1.1%
SEMICONDUCTOR EQUIPMENT — 1.0%			Singapore		1.0%
Texas Instruments, Inc.	9,361	210,622	Switzerland		1.0%
SOFTWARE — 2.4%			Canada		1.0%
MicroStrategy, Inc.,			Cash and Equivalents*		3.3%
Class A(1)	5,139	481,627
			* Includes temporary cash investments and other assets and liabilities.
SPECIALTY RETAIL — 10.2%
CarMax, Inc.(1)	10,064	207,620	Notes to Schedule of Investments
Citi Trends, Inc.(1)	7,348	228,743	ADR = American Depositary Receipt
Dress Barn, Inc. (The)(1)	12,230	287,894	OJSC = Open Joint Stock Company
Guess?, Inc.	5,609	222,733	(1) Non-income producing.
Kirkland’s, Inc.(1)	24,302	375,709
Limited Brands, Inc.	15,423	293,346
Pier 1 Imports, Inc.(1)	38,456	196,126	See Notes to Financial Statements.
TJX Cos., Inc. (The)	6,545	248,776
		2,060,947

Statement of Assets and Liabilities

JANUARY 31, 2010 (UNAUDITED)
	Focused Large Cap	Large Cap	Multi Cap
Assets
Investment securities, at value (cost of $10,828,500,
$7,188,764 and $17,007,073, respectively)	$11,929,365	$8,124,217	$19,638,007
Receivable for investments sold	380,262	147,574	651,439
Receivable for capital shares sold	8,006	2,703	15,700
Dividends and interest receivable	20,130	5,004	21,359
	12,337,763	8,279,498	20,326,505

Liabilities
Payable for capital shares redeemed	33,391	—	19,036
Accrued management fees	12,438	8,141	21,407
Distribution and service fees payable	33	250	171
	45,862	8,391	40,614

Net Assets	$12,291,901	$8,271,107	$20,285,891

Net Assets Consist of:
Capital (par value and paid-in surplus)	$ 25,876,958	$12,345,323	$ 31,315,720
Undistributed net investment income	76,069	39,312	49,260
Accumulated net realized loss on investment transactions	(14,761,991)	(5,048,981)	(13,710,023)
Net unrealized appreciation on investments	1,100,865	935,453	2,630,934
	$ 12,291,901	$ 8,271,107	$ 20,285,891

Investor Class, $0.01 Par Value
Net assets	$12,130,732	$7,187,901	$19,585,348
Shares outstanding	1,339,148	826,273	2,388,439
Net asset value per share	$9.06	$8.70	$8.20

Institutional Class, $0.01 Par Value
Net assets	$40,574	$402,380	$29,432
Shares outstanding	4,469	46,155	3,575
Net asset value per share	$9.08	$8.72	$8.23

Advisor Class, $0.01 Par Value
Net assets	$104,692	$254,530	$621,222
Shares outstanding	11,619	29,348	76,212
Net asset value per share	$9.01	$8.67	$8.15

R Class, $0.01 Par Value
Net assets	$15,903	$426,296	$49,889
Shares outstanding	1,774	49,297	6,159
Net asset value per share	$8.96	$8.65	$8.10

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED)
	Focused Large Cap	Large Cap	Multi Cap
Investment Income (Loss)
Income:
Dividends	$ 152,931	$ 92,003	$ 182,180
Interest	15	235	36
	152,946	92,238	182,216

Expenses:
Management fees	76,197	50,833	130,810
Distribution and service fees:
Advisor Class	180	345	1,267
R Class	40	1,504	117
Directors’ fees and expenses	261	191	448
Other expenses	12	—	—
	76,690	52,873	132,642

Net investment income (loss)	76,256	39,365	49,574

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	2,538,623	931,407	2,738,318
Change in net unrealized appreciation
(depreciation) on investments	(1,346,766)	(380,706)	(1,180,491)
Net realized and unrealized gain (loss)	1,191,857	550,701	1,557,827

Net Increase (Decrease) in Net Assets
Resulting from Operations	$1,268,113	$590,066	$1,607,401

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED) AND YEAR ENDED JULY 31, 2009
	Focused Large Cap		Large Cap
Increase (Decrease) in Net Assets	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 76,256	$ 130,350	$ 39,365	$ 79,098
Net realized gain (loss)	2,538,623	(12,672,591)	931,407	(5,623,945)
Change in net unrealized
appreciation (depreciation)	(1,346,766)	865,762	(380,706)	830,639
Net increase (decrease) in net
assets resulting from operations	1,268,113	(11,676,479)	590,066	(4,714,208)

Distributions to Shareholders
From net investment income:
Investor Class	(4,406)	—	(70,574)	—
Institutional Class	(99)	—	(4,710)	—
Advisor Class	—	—	(1,987)	—
R Class	—	—	(1,880)	—
Decrease in net assets from distributions	(4,505)	—	(79,151)	—

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	(2,759,311)	(14,631,232)	(1,582,123)	(2,595,719)

Net increase (decrease) in net assets	(1,495,703)	(26,307,711)	(1,071,208)	(7,309,927)

Net Assets
Beginning of period	13,787,604	40,095,315	9,342,315	16,652,242
End of period	$12,291,901	$ 13,787,604	$ 8,271,107	$ 9,342,315

Undistributed net investment income	$76,069	$4,318	$39,312	$79,098

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2010 (UNAUDITED) AND YEAR ENDED JULY 31, 2009
	Multi Cap
Increase (Decrease) in Net Assets	2010	2009
Operations
Net investment income (loss)	$ 49,574	$ 324,840
Net realized gain (loss)	2,738,318	(11,352,369)
Change in net unrealized appreciation (depreciation)	(1,180,491)	(543,313)
Net increase (decrease) in net assets resulting from operations	1,607,401	(11,570,842)

Distributions to Shareholders
From net investment income:
Investor Class	(291,770)	—
Institutional Class	(482)	—
Advisor Class	(8,616)	—
R Class	(423)	—
Decrease in net assets from distributions	(301,291)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(4,896,166)	(787,651)

Net increase (decrease) in net assets	(3,590,056)	(12,358,493)

Net Assets
Beginning of period	23,875,947	36,234,440
End of period	$20,285,891	$ 23,875,947

Undistributed net investment income	$49,260	$300,977

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2010 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Legacy Focused Large Cap Fund (Focused Large Cap), Legacy Large Cap Fund (Large Cap) and Legacy Multi Cap Fund (Multi Cap) (collectively, the funds) are three funds in a series issued by the corporation. Focused Large Cap is nondiversified under the 1940 Act. Large Cap and Multi Cap are diversified under the 1940 Act. The funds’ investment objective is to seek long-term capital growth. Focused Large Cap and Large Cap pursue their investment objective by investing in stocks of large-sized market capitalization companies. Multi Cap pursues its investment objective by investing in stocks of small-, medium- and large-sized market capitalization companies. The following is a summary of the funds’ significant accounting policies.

Multiple Class — The funds are authorized to issue the Investor Class, the Institutional Class, the Advisor Class and the R Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Security Valuations — Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Repurchase Agreements — The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the funds remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Subsequent Events — Management has evaluated events or transactions that may have occurred since January 31, 2010, that would merit recognition or disclosure in the financial statements. This evaluation was completed through March 26, 2010, the date the financial statements were issued.

2. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account each fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule for Focused Large Cap and Large Cap ranges from 0.80% to 1.10% for the Investor Class, Advisor Class and R Class. The annual management fee schedule for Multi Cap ranges from 0.85% to 1.15% for the Investor Class, Advisor Class and R Class. The Institutional Class is 0.20% less at each point within the range.

The effective annual management fee for each class of each fund for the six months ended January 31, 2010, was as follows:

	Investor, Advisor & R	Institutional
Focused Large Cap	1.10%	0.90%
Large Cap	1.10%	0.90%
Multi Cap	1.15%	0.95%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the Advisor Class and R Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2010, are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/ or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. ACIM owns 10% of the outstanding shares of Large Cap. Learning Quest 529 Education Savings Program (Learning Quest) owns 54% of the outstanding shares of Multi Cap. Learning Quest is managed by ACIM. ACIM and Learning Quest do not invest in the funds for the purpose of exercising management or control.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The funds have a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the funds. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Investment transactions, excluding short-term investments, for the six months ended January 31, 2010, were as follows:

	Focused Large Cap	Large Cap	Multi Cap
Purchases	$13,601,618	$6,381,120	$21,000,186
Sales	$16,606,846	$7,943,131	$26,477,425

4. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2010		Year ended July 31, 2009
	Shares	Amount	Shares	Amount

Focused Large Cap
Investor Class
Sold	151,394	$ 1,372,777	765,356	$ 6,942,393
Issued in reinvestment of distributions	450	4,273	—	—
Redeemed	(448,060)	(4,084,453)	(2,067,372)	(18,708,181)
	(296,216)	(2,707,403)	(1,302,016)	(11,765,788)
Institutional Class
Sold	581	4,965	33,692	376,880
Issued in reinvestment of distributions	10	99	—	—
Redeemed	—	—	(341,286)	(2,621,563)
	591	5,064	(307,594)	(2,244,683)
Advisor Class
Sold	—	—	3,850	37,352
Redeemed	(6,073)	(57,118)	(64,880)	(618,858)
	(6,073)	(57,118)	(61,030)	(581,506)
R Class
Sold	15	146	239	2,076
Redeemed	—	—	(3,849)	(41,331)
	15	146	(3,610)	(39,255)
Net increase (decrease)	(301,683)	$(2,759,311)	(1,674,250)	$(14,631,232)

	Six months ended January 31, 2010		Year ended July 31, 2009
	Shares	Amount	Shares	Amount

Large Cap
Investor Class
Sold	68,225	$ 599,962	359,783	$ 3,049,427
Issued in reinvestment of distributions	7,267	66,276	—	—
Redeemed	(179,055)	(1,587,433)	(592,705)	(5,038,469)
	(103,563)	(921,195)	(232,922)	(1,989,042)
Institutional Class
Sold	594	4,965	2,519	20,430
Issued in reinvestment of distributions	515	4,710	—	—
Redeemed	(39,001)	(361,670)	—	—
	(37,892)	(351,995)	2,519	20,430
Advisor Class
Sold	7,692	68,502	29,453	264,301
Issued in reinvestment of distributions	218	1,987	—	—
Redeemed	(12,275)	(106,591)	(108,364)	(891,032)
	(4,365)	(36,102)	(78,911)	(626,731)
R Class
Sold	—	—	350	2,503
Issued in reinvestment of distributions	207	1,880	—	—
Redeemed	(30,024)	(274,711)	(350)	(2,879)
	(29,817)	(272,831)	—	(376)
Net increase (decrease)	(175,637)	$(1,582,123)	(309,314)	$(2,595,719)

Multi Cap
Investor Class
Sold	135,810	$ 1,133,569	1,094,781	$ 8,025,444
Issued in reinvestment of distributions	12,661	109,010	—	—
Redeemed	(678,434)	(5,615,815)	(1,195,141)	(9,299,211)
	(529,963)	(4,373,236)	(100,360)	(1,273,767)
Institutional Class
Sold	—	—	2,004	14,930
Issued in reinvestment of distributions	56	482	—	—
Redeemed	—	—	(771)	(5,751)
	56	482	1,233	9,179
Advisor Class
Sold	33,281	267,766	148,770	1,018,599
Issued in reinvestment of distributions	1,007	8,616	—	—
Redeemed	(97,940)	(806,453)	(73,242)	(539,826)
	(63,652)	(530,071)	75,528	478,773
R Class
Sold	1,150	9,693	1,464	10,537
Issued in reinvestment of distributions	50	423	—	—
Redeemed	(418)	(3,457)	(1,651)	(12,373)
	782	6,659	(187)	(1,836)
Net increase (decrease)	(592,777)	$(4,896,166)	(23,786)	$ (787,651)

5. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of January 31, 2010, the valuation inputs used to determine the fair value of the funds’ investment securities were classified as Level 1.

6. Risk Factors

The funds’ investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

Focused Large Cap is considered nondiversified which may subject the fund to risk because a price change in any one security may have a greater impact than would be the case if the fund were diversified.

Multi Cap invests in common stocks of small companies. Because of this, Multi Cap may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

7. Interfund Lending

The funds, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the funds to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended January 31, 2010, the funds did not utilize the program.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2010, the components of investments for federal income tax purposes were as follows:

	Focused Large Cap	Large Cap	Multi Cap
Federal tax cost of investments	$10,828,500	$7,188,764	$17,007,073
Gross tax appreciation of investments	$1,291,715	$1,059,957	$3,068,631
Gross tax depreciation of investments	(190,850)	(124,504)	(437,697)
Net tax appreciation (depreciation) of investments	$1,100,865	$ 935,453	$2,630,934

The cost of investments and unrealized appreciation (depreciation) for federal income tax purposes was the same as the cost for financial reporting purposes.

Following are the capital loss carryovers and capital loss deferral amounts as of July 31, 2009:

	Focused Large Cap	Large Cap	Multi Cap
Accumulated capital losses	$(9,957,444)	$(3,451,519)	$(11,032,918)
Capital loss deferrals	$(7,343,170)	$(2,528,869)	$(5,415,423)

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. The capital loss carryovers of $(9,957,444) and $(3,451,519) for Focused Large Cap and Large Cap, respectively, expire in 2017. Capital loss carryovers of $(1,217,468) and $(9,815,450) for Multi Cap expire in 2016 and 2017, respectively.

The capital loss deferrals listed above represent net capital losses incurred in the nine-month period ended July 31, 2009. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. Corporate Event

As part of a long-standing estate and business succession plan established by ACC Co-Chairman James E. Stowers, Jr., the founder of American Century Investments, ACC Co-Chairman Richard W. Brown has succeeded Mr. Stowers as trustee of a trust that holds a greater-than-25% voting interest in ACC. Under the 1940 Act, this is presumed to represent control of ACC even though it is less than a majority interest. Because ACC is the parent corporation of each fund’s investment advisor, the change of trustee is considered a technical assignment of each fund’s investment advisory agreement. Under the 1940 Act, an assignment requires the automatic termination of such agreements, making the approval of new agreements necessary.

On February 18, 2010, the Board of Directors approved interim investment advisory agreements under which each fund will be managed until new agreements are approved by fund shareholders. The interim agreements are substantially identical to the terminated agreements (with the exception of different effective and termination dates) and will not result in changes in the management of American Century Investments, the funds, their investment objectives, fees or services provided. New agreements, also expected to be substantially identical to the terminated agreements, will be submitted for shareholder approval.

Financial Highlights

Legacy Focused Large Cap

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.31	$12.03	$12.51	$10.11	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.05	0.06	0.02	0.12	0.01
Net Realized and Unrealized Gain (Loss)	0.70	(3.78)	0.15	2.34	0.10
Total From Investment Operations	0.75	(3.72)	0.17	2.46	0.11
Distributions
From Net Investment Income	—(4)	—	(0.07)	(0.06)	—
From Net Realized Gains	—	—	(0.46)	—	—
From Tax Return of Capital	—	—	(0.12)	—	—
Total Distributions	—(4)	—	(0.65)	(0.06)	—
Net Asset Value, End of Period	$9.06	$8.31	$12.03	$12.51	$10.11

Total Return(5)	9.06%	(30.92)%	0.49%	24.44%	1.10%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.10%(6)	1.11%	1.11%	1.10%	1.10%(6)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.11%(6)	0.65%	0.13%	1.24%	0.88%(6)
Portfolio Turnover Rate	102%	305%	188%	255%	30%
Net Assets, End of Period (in thousands)	$12,131	$13,594	$35,334	$8,614	$3,669
(1) Six months ended January 31, 2010 (unaudited).
(2)	May 31, 2006 (fund inception) through July 31, 2006.
(3)	Computed using average shares outstanding throughout the period.
(4) Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.

See Notes to Financial Statements.

Legacy Focused Large Cap

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.34	$12.04	$12.53	$10.11	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.06	0.06	0.06	0.18	0.02
Net Realized and Unrealized Gain (Loss)	0.70	(3.76)	0.13	2.31	0.09
Total From Investment Operations	0.76	(3.70)	0.19	2.49	0.11
Distributions
From Net Investment Income	(0.02)	—	(0.08)	(0.07)	—
From Net Realized Gains	—	—	(0.46)	—	—
From Tax Return of Capital	—	—	(0.14)	—	—
Total Distributions	(0.02)	—	(0.68)	(0.07)	—
Net Asset Value, End of Period	$9.08	$8.34	$12.04	$12.53	$10.11

Total Return(4)	9.13%	(30.73)%	0.61%	24.78%	1.10%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	0.90%(5)	0.91%	0.91%	0.90%	0.90%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.31%(5)	0.85%	0.33%	1.44%	1.08%(5)
Portfolio Turnover Rate	102%	305%	188%	255%	30%
Net Assets, End of Period (in thousands)	$41	$32	$3,751	$3,561	$758
(1) Six months ended January 31, 2010 (unaudited).
(2)	May 31, 2006 (fund inception) through July 31, 2006.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes rein vestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

Legacy Focused Large Cap

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.28	$12.01	$12.49	$10.11	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.04	0.03	(0.01)	0.10	0.01
Net Realized and Unrealized Gain (Loss)	0.69	(3.76)	0.14	2.33	0.10
Total From Investment Operations	0.73	(3.73)	0.13	2.43	0.11
Distributions
From Net Investment Income	—	—	(0.05)	(0.05)	—
From Net Realized Gains	—	—	(0.46)	—	—
From Tax Return of Capital	—	—	(0.10)	—	—
Total Distributions	—	—	(0.61)	(0.05)	—
Net Asset Value, End of Period	$9.01	$8.28	$12.01	$12.49	$10.11

Total Return(4)	8.82%	(31.06)%	0.24%	24.07%	1.10%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.35%(5)	1.36%	1.36%	1.35%	1.35%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.86%(5)	0.40%	(0.12)%	0.99%	0.63%(5)
Portfolio Turnover Rate	102%	305%	188%	255%	30%
Net Assets, End of Period (in thousands)	$105	$146	$945	$960	$845
(1) Six months ended January 31, 2010 (unaudited).
(2)	May 31, 2006 (fund inception) through July 31, 2006.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

Legacy Focused Large Cap

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.24	$11.99	$12.47	$10.10	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.03	—(4)	0.01	0.07	0.01
Net Realized and Unrealized Gain (Loss)	0.69	(3.75)	0.08	2.33	0.09
Total From Investment Operations	0.72	(3.75)	0.09	2.40	0.10
Distributions
From Net Investment Income	—	—	(0.04)	(0.03)	—
From Net Realized Gains	—	—	(0.46)	—	—
From Tax Return of Capital	—	—	(0.07)	—	—
Total Distributions	—	—	(0.57)	(0.03)	—
Net Asset Value, End of Period	$8.96	$8.24	$11.99	$12.47	$10.10

Total Return(5)	8.74%	(31.28)%	(0.02)%	23.82%	1.00%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.60%(6)	1.61%	1.61%	1.60%	1.60%(6)
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.61%(6)	0.15%	(0.37)%	0.74%	0.38%(6)
Portfolio Turnover Rate	102%	305%	188%	255%	30%
Net Assets, End of Period (in thousands)	$16	$14	$64	$938	$758
(1) Six months ended January 31, 2010 (unaudited).
(2)	May 31, 2006 (fund inception) through July 31, 2006.
(3)	Computed using average shares outstanding throughout the period.
(4) Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.

See Notes to Financial Statements.

Legacy Large Cap

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.30	$11.60	$11.90	$10.15	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.04	0.07	0.01	0.08	0.01
Net Realized and Unrealized Gain (Loss)	0.44	(3.37)	0.41	1.73	0.14
Total From Investment Operations	0.48	(3.30)	0.42	1.81	0.15
Distributions
From Net Investment Income	(0.08)	—	(0.03)	(0.06)	—
From Net Realized Gains	—	—	(0.61)	—	—
From Tax Return of Capital	—	—	(0.08)	—	—
Total Distributions	(0.08)	—	(0.72)	(0.06)	—
Net Asset Value, End of Period	$8.70	$8.30	$11.60	$11.90	$10.15

Total Return(4)	5.79%	(28.45)%	3.07%	17.83%	1.50%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.10%(5)	1.10%	1.11%	1.10%	1.10%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.87%(5)	0.83%	0.10%	0.72%	0.66%(5)
Portfolio Turnover Rate	71%	283%	175%	246%	39%
Net Assets, End of Period (in thousands)	$7,188	$7,714	$13,487	$5,887	$2,180
(1) Six months ended January 31, 2010 (unaudited).
(2)	May 31, 2006 (fund inception) through July 31, 2006.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

Legacy Large Cap

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.32	$11.61	$11.92	$10.15	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.05	0.08	0.04	0.10	0.01
Net Realized and Unrealized Gain (Loss)	0.45	(3.37)	0.40	1.74	0.14
Total From Investment Operations	0.50	(3.29)	0.44	1.84	0.15
Distributions
From Net Investment Income	(0.10)	—	(0.04)	(0.07)	—
From Net Realized Gains	—	—	(0.61)	—	—
From Tax Return of Capital	—	—	(0.10)	—	—
Total Distributions	(0.10)	—	(0.75)	(0.07)	—
Net Asset Value, End of Period	$8.72	$8.32	$11.61	$11.92	$10.15

Total Return(4)	5.99%	(28.34)%	3.19%	18.16%	1.50%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	0.90%(5)	0.90%	0.91%	0.90%	0.90%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.07%(5)	1.03%	0.30%	0.92%	0.86%(5)
Portfolio Turnover Rate	71%	283%	175%	246%	39%
Net Assets, End of Period (in thousands)	$402	$699	$947	$899	$761
(1) Six months ended January 31, 2010 (unaudited).
(2)	May 31, 2006 (fund inception) through July 31, 2006.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

Legacy Large Cap

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.26	$11.58	$11.88	$10.14	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.03	0.04	(0.02)	0.05	0.01
Net Realized and Unrealized Gain (Loss)	0.44	(3.36)	0.41	1.73	0.13
Total From Investment Operations	0.47	(3.32)	0.39	1.78	0.14
Distributions
From Net Investment Income	(0.06)	—	(0.02)	(0.04)	—
From Net Realized Gains	—	—	(0.61)	—	—
From Tax Return of Capital	—	—	(0.06)	—	—
Total Distributions	(0.06)	—	(0.69)	(0.04)	—
Net Asset Value, End of Period	$8.67	$8.26	$11.58	$11.88	$10.14

Total Return(4)	5.67%	(28.67)%	2.81%	17.59%	1.40%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.35%(5)	1.35%	1.36%	1.35%	1.35%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.62%(5)	0.58%	(0.15)%	0.47%	0.41%(5)
Portfolio Turnover Rate	71%	283%	175%	246%	39%
Net Assets, End of Period (in thousands)	$255	$278	$1,304	$895	$761
(1) Six months ended January 31, 2010 (unaudited).
(2)	May 31, 2006 (fund inception) through July 31, 2006.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

Legacy Large Cap

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.23	$11.56	$11.87	$10.14	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.01	0.03	(0.05)	0.02	—(4)
Net Realized and Unrealized Gain (Loss)	0.45	(3.36)	0.40	1.73	0.14
Total From Investment Operations	0.46	(3.33)	0.35	1.75	0.14
Distributions
From Net Investment Income	(0.04)	—	(0.02)	(0.02)	—(4)
From Net Realized Gains	—	—	(0.61)	—	—
From Tax Return of Capital	—	—	(0.03)	—	—
Total Distributions	(0.04)	—	(0.66)	(0.02)	—(4)
Net Asset Value, End of Period	$8.65	$8.23	$11.56	$11.87	$10.14

Total Return(5)	5.55%	(28.81)%	2.47%	17.33%	1.40%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.60%(6)	1.60%	1.61%	1.60%	1.60%(6)
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.37%(6)	0.33%	(0.40)%	0.22%	0.16%(6)
Portfolio Turnover Rate	71%	283%	175%	246%	39%
Net Assets, End of Period (in thousands)	$426	$651	$915	$903	$760
(1) Six months ended January 31, 2010 (unaudited).
(2)	May 31, 2006 (fund inception) through July 31, 2006.
(3)	Computed using average shares outstanding throughout the period.
(4) Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.

See Notes to Financial Statements.

Legacy Multi Cap

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.79	$11.72	$12.60	$9.94	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.02	0.11	(0.02)	(0.02)	0.01
Net Realized and Unrealized Gain (Loss)	0.51	(4.04)	(0.69)	2.72	(0.07)
Total From Investment Operations	0.53	(3.93)	(0.71)	2.70	(0.06)
Distributions
From Net Investment Income	(0.12)	—	—	(0.04)	—
From Net Realized Gains	—	—	(0.17)	—	—
Total Distributions	(0.12)	—	(0.17)	(0.04)	—
Net Asset Value, End of Period	$8.20	$7.79	$11.72	$12.60	$9.94

Total Return(4)	6.72%	(33.53)%	(5.78)%	27.21%	(0.60)%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.15%(5)	1.15%	1.16%	1.15%	1.15%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.45%(5)	1.42%	(0.17)%	(0.16)%	0.99%(5)
Portfolio Turnover Rate	97%	267%	173%	230%	14%
Net Assets, End of Period (in thousands)	$19,585	$22,726	$35,392	$36,240	$2,801
(1) Six months ended January 31, 2010 (unaudited).
(2)	May 31, 2006 (fund inception) through July 31, 2006.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

Legacy Multi Cap

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.83	$11.76	$12.61	$9.94	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.03	0.12	(0.01)	0.02	0.02
Net Realized and Unrealized Gain (Loss)	0.51	(4.05)	(0.67)	2.70	(0.08)
Total From Investment Operations	0.54	(3.93)	(0.68)	2.72	(0.06)
Distributions
From Net Investment Income	(0.14)	—	—	(0.05)	—
From Net Realized Gains	—	—	(0.17)	—	—
Total Distributions	(0.14)	—	(0.17)	(0.05)	—
Net Asset Value, End of Period	$8.23	$7.83	$11.76	$12.61	$9.94

Total Return(4)	6.78%	(33.42)%	(5.53)%	27.45%	(0.60)%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	0.95%(5)	0.95%	0.96%	0.95%	0.95%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.65%(5)	1.62%	0.03%	0.04%	1.19%(5)
Portfolio Turnover Rate	97%	267%	173%	230%	14%
Net Assets, End of Period (in thousands)	$29	$28	$27	$633	$497
(1) Six months ended January 31, 2010 (unaudited).
(2)	May 31, 2006 (fund inception) through July 31, 2006.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

Legacy Multi Cap

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.73	$11.67	$12.58	$9.94	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.01	0.07	(0.05)	(0.03)	0.01
Net Realized and Unrealized Gain (Loss)	0.51	(4.01)	(0.69)	2.69	(0.07)
Total From Investment Operations	0.52	(3.94)	(0.74)	2.66	(0.06)
Distributions
From Net Investment Income	(0.10)	—	—	(0.02)	—
From Net Realized Gains	—	—	(0.17)	—	—
Total Distributions	(0.10)	—	(0.17)	(0.02)	—
Net Asset Value, End of Period	$8.15	$7.73	$11.67	$12.58	$9.94

Total Return(4)	6.64%	(33.76)%	(6.03)%	26.83%	(0.60)%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.40%(5)	1.40%	1.41%	1.40%	1.40%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.20%(5)	1.17%	(0.42)%	(0.41)%	0.74%(5)
Portfolio Turnover Rate	97%	267%	173%	230%	14%
Net Assets, End of Period (in thousands)	$621	$1,081	$751	$853	$618
(1) Six months ended January 31, 2010 (unaudited).
(2)	May 31, 2006 (fund inception) through July 31, 2006.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

Legacy Multi Cap

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2010(1)	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.67	$11.61	$12.56	$9.93	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	—(4)	0.07	(0.08)	(0.06)	0.01
Net Realized and Unrealized Gain (Loss)	0.51	(4.01)	(0.70)	2.70	(0.08)
Total From Investment Operations	0.51	(3.94)	(0.78)	2.64	(0.07)
Distributions
From Net Investment Income	(0.08)	—	—	(0.01)	—
From Net Realized Gains	—	—	(0.17)	—	—
Total Distributions	(0.08)	—	(0.17)	(0.01)	—
Net Asset Value, End of Period	$8.10	$7.67	$11.61	$12.56	$9.93

Total Return(5)	6.55%	(33.94)%	(6.36)%	26.58%	(0.70)%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.65%(6)	1.65%	1.66%	1.65%	1.65%(6)
Ratio of Net Investment Income (Loss)
to Average Net Assets	(0.05)%(6)	0.92%	(0.67)%	(0.66)%	0.49%(6)
Portfolio Turnover Rate	97%	267%	173%	230%	14%
Net Assets, End of Period (in thousands)	$50	$41	$65	$641	$497
(1) Six months ended January 31, 2010 (unaudited).
(2)	May 31, 2006 (fund inception) through July 31, 2006.
(3)	Computed using average shares outstanding throughout the period.
(4) Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE (Europe, Australasia, Far East) Index is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (Emerging Markets) Index represents the performance of stocks in global emerging market countries.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies (the 3,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The S&P 500 Index is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock’s weight in the index is proportionate to its market value. Created by Standard & Poor’s, it is considered to be a broad measure of U.S. stock market performance.

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Growth Funds, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

1003
CL-SAN-67771N

ITEM 2. CODE OF ETHICS.
Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.
(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)		The registrant's principal executive officer and principal financial officer have concluded that
		the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
		Investment Company Act of 1940) are effective based on their evaluation of these controls and
		procedures as of a date within 90 days of the filing date of this report.

(b)		There were no changes in the registrant's internal control over financial reporting (as defined in
		Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's
		second fiscal quarter of the period covered by this report that have materially affected, or are
		reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(1)	Not applicable for semiannual report filings.

(a)	(2)	Separate certifications by the registrant’s principal executive officer and principal financial
		officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the
		Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)	(3)	Not applicable.

(b)		A certification by the registrant’s chief executive officer and chief financial officer, pursuant to
		Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-
		99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 31, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 31, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 31, 2010